Transactions with Related Parties (Details 1) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Revenues
From associates	₪ 6		₪ 8		₪ 7
From related parties	31		23		13
Expenses
To related parties	54	[1]	122		111
To associates	5		5		2
Investments
Related parties	1		28		59
Acquisition of DBS			(70)	[2]	55
Revised fair value of the excess advance payments for acquisition of DBS	₪ 43	[2]	₪ 56	[2]

[1]	Related-party expenses include amounts paid by DBS to Space Communications Ltd. ("Spacecom") up to May 3, 2018. It should be noted subsequent to this date, the Company believes, based on information it received, that Spacecom ceased to be a related party. For further information, see section 30.3.2 below. In 2018, DBS paid a total of NIS 74 to Spacecom.
[2]	Adjustment of the liability for contingent consideration for a business combination with DBS and adjustment of the fair value estimate of the amount expected to be returned to the Company from the excess of the advance payments that it paid, recognized as financing income, net.